Equity Transactions - Schedule of Warrant Activity (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
Accounting Policies [Abstract]
Beginning Balance, Issued Warrants	583,334	0
Beginning Balance, Average Exercise Price	$ 0.50	$ 0.00
Issued, Warrants	1,083,334	583,334
Issued, Average Exercise Price	$ 0.36	$ 0.50
Exercised, Warrants
Exercised, Average Exercise Price
Expired Warrants
Expired Average Exercise Price
Ending Balance, Issued Warrants	1,666,668	583,334
Ending Balance, Average Exercise Price	$ 0.41	$ 0.50